21. Income tax and social contribution (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IncomeTaxAndSocialContributionLineItems [Line Items]
Description of income taxes calculated based on taxable income	15% on taxable income plus an additional 10% on annual taxable income exceeding R$240,000 for IRPJ, and 9% for CSLL, and it is paid by each legal entity.
Income tax expense	R$ 96	R$ 347	R$ 171
Via Varejo [Member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Income tax expense	R$ 199